Schedule of analysis of trade receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Trade receivables			$ 1,649
Less: credit note provision
Total			$ 1,649